Prepaid Expenses and Deposits (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Deposits
Prepaid expenses and deposits	$ 2,230,285	$ 920,189	$ 1,469,733
Prepaid orders	1,967,890
Prepaid expenses and deposits	1,536,261
Prepaid insurance	169,324	260,943	56,335
Security deposits	55,116	55,116
Raw materials	$ 37,878	193,074	1,073,823
Other prepaids		$ 411,056	$ 339,575